INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred tax assets:
Accrued lease payments	$ 2,102	13,095	13,250
Pre-operating expenses			419
Tax losses carryforwards	7,092	44,183	34,999
Deferred revenue			193
Accrued membership reward program costs	97	606	582
Share-based compensation	3,377	21,038	14,414
Accrued expenses	2,696	16,795	15,253
Allowance for doubtful accounts	229	1,425	1,425
Unfavorable lease contract liability	286	1,784	1,953
Property and equipment	1,077	6,711	4,632
Total gross deferred tax assets	16,956	105,637	87,120
Less: valuation allowance	(1,825)	(11,369)	(12,628)
Net deferred tax assets	15,131	94,268	74,492
Deferred tax liabilities:
PRC dividend withholding tax	(487)	(3,031)	(3,031)
Property and equipment	(288)	(1,797)	(1,627)
Intangible assets	(1,049)	(6,533)	(7,584)
Others	(272)	(1,699)	(877)
Total deferred tax liabilities	(2,096)	(13,060)	(13,119)
Net deferred tax assets	13,035	81,208	61,373
Classification on consolidated balance sheets:
Deferred tax assets, Current	4,209	26,222	19,842
Deferred tax assets, Non-current	10,034	62,513	46,096
Deferred tax liabilities, Non-current	$ (1,208)	(7,527)	(4,565)